Compensation Plans	12 Months Ended
Nov. 30, 2019
Retirement Benefits [Abstract]
Compensation Plans	Compensation Plans

Equity Plans

We issue our share-based compensation awards, which at November 30, 2019 included time-based share awards (restricted stock awards and restricted stock units), performance-based share awards and market-based share awards (collectively “equity awards”), under the Carnival Corporation and Carnival plc stock plans. Equity awards are principally granted to management level employees and members of our Boards of Directors. The plans are administered by the Compensation Committee which is made up of independent directors who determine which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. We had an aggregate of 11.8 million shares available for future grant at November 30, 2019. We fulfill our equity award obligations using shares purchased in the open market or with unissued or treasury shares. Our equity awards generally vest over a three-year period, subject to earlier vesting under certain conditions.

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2016	3,413,125	$48.03
Granted	1,116,314	$54.79
Vested	(1,466,690)	$38.95
Forfeited	(112,781)	$51.72
Outstanding at November 30, 2017	2,949,968	$51.82
Granted	951,906	$66.68
Vested	(1,419,218)	$45.45
Forfeited	(202,139)	$56.57
Outstanding at November 30, 2018	2,280,517	$61.57
Granted	1,357,177	$52.17
Vested	(960,693)	$53.49
Forfeited	(185,625)	$56.13
Outstanding at November 30, 2019	2,491,376	$59.97

As of November 30, 2019, there was $57 million of total unrecognized compensation cost related to equity awards, which is expected to be recognized over a weighted-average period of 1.4 years.

Defined Benefit Pension Plans

We have several single-employer defined benefit pension plans, which cover some of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. The remaining defined benefit plans are primarily unfunded. In determining all of our plans’ benefit obligations at November 30, 2019 and 2018, we assumed a weighted-average discount rate of 2.4% for 2019 and 3.4% for 2018.
In addition, we participate in two multiemployer defined benefit pension plans in the UK, the British Merchant Navy Officers Pension Fund (registration number 10005645) (“MNOPF”), which is divided into two sections, the “New Section” and the “Old Section” and the British Merchant Navy Ratings Pension Fund (registration number 10005646) (“MNRPF”). Collectively, we refer to these as “the multiemployer plans.” The multiemployer plans are maintained for the benefit of the employees of the participating employers who make contributions to the plans. However, contributions made by employers, including us, may be used to provide benefits to employees of other participating employers, and if any of the participating employers withdraw from the multiemployer plans or fail to make their required contributions, any unfunded obligations would be the responsibility of the remaining participating employers. We are contractually obligated to make all required contributions as determined by the plans’ trustees. All of our multiemployer plans are closed to new membership and future benefit accrual. The MNOPF Old Section is fully funded.

We expense our portion of the MNOPF New Section deficit as amounts are invoiced by, and become due and payable to, the trustees. We accrue and expense our portion of the MNRPF deficit based on our estimated probable obligation from the most recent actuarial review. Total expense for all defined benefit pension plans, including the multiemployer plans, was $34 million in 2019, $36 million in 2018 and $53 million in 2017.

Based on the most recent valuation at March 31, 2018 of the MNOPF New Section, it was determined that this plan was 98% funded. In 2019, 2018 and 2017, our contributions to the MNOPF New Section did not exceed 5% of total contributions to the fund. Based on the most recent valuation at March 31, 2019 of the MNRPF, it was determined that this plan was 88% funded. In 2019, 2018 and 2017 our contributions to the MNRPF did not exceed 5% of total contributions to the fund. It is possible that we will be required to fund and expense additional amounts for the multiemployer plans in the future; however, such amounts are not expected to be material to our consolidated financial statements.

Defined Contribution Plans

We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was $41 million in 2019, $39 million in 2018 and $37 million in 2017.